Intangible Assets (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Amortization expense	$ 379	$ 4,092	$ 0	$ 2,800	$ 0
Estimated amortization expense year 1				6,274
Estimated amortization expense year 2				6,111
Estimated amortization expense year 3				5,957
Estimated amortization expense year 4				5,570
Estimated amortization expense year 5				$ 5,145